UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08049

Renaissance Capital Greenwich Funds

(Exact name of registrant as specified in charter)

165 Mason Street, Greenwich, CT     06830

(Address of principal executive offices)

(Zip code)

James Ash

Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge NY  11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2012

Item 1.  Schedule of Investments.

The Global IPO Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2012

	Shares	Value

COMMON STOCK - 100.1%
AIRLINES - 2.0%
Spirit Airlines, Inc. *	9,000	$ 159,480

AUTOMOBILES - 1.8%
General Motors Co. *	5,000	144,150

AUTO PARTS & EQUIPMENT - 5.8%
Delphi Automotive PLC *	12,000	459,000

BANKS - 1.4%
Nationstar Mortgage Holdings *	3,500	108,430

BUILDING MATERIALS - 1.8%
CaesarStone Sdot Yam Ltd. *	9,000	145,351

CHEMICALS - 0.3%
CVR Partners LP	1,088	27,461

COMMERCIAL BANKS - 3.3%
First Republic Bank	8,000	262,240

COMMERCIAL SERVICES - 2.7%
Performant Financial Corp. *	5,000	50,500
Vantiv, Inc. - Cl. A *	8,000	163,360
		213,860
CONSUMER DURABLES - 4.9%
Michael Kors Holdings Ltd. *	7,500	382,725

DIVERSIFIED FINANCIALS - 1.8%
Financial Engines, Inc. *	5,000	138,750

ENERGY - 12.6%
Bonanza Creek Energy, Inc. *	5,000	138,950
C&J Energy Services, Inc. *	3,000	64,320
EQT Midstream Partners LP	5,000	155,750
Kinder Morgan, Inc.	10,000	353,300
Northern Tier Energy LP	7,000	178,080
Oasis Petroleum, Inc. *	3,000	95,400
		985,800
FOOD & STAPLES RETAILING - 3.7%
Annie's, Inc. *	3,000	100,290
Fresh Market, Inc. *	4,000	192,360
		292,650
The Global IPO Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2012 (Continued)

	Shares	Value
HEALTH CARE EQUIPMENT & SERVICE - 3.8%
HCA Holdings, Inc.	10,000	$ 301,700

HOUSEHOLD DURABLES - 4.6%
SodaStream International Ltd. *	8,000	359,120

INTERNET & CATALOG RETAIL - 2.5%
Yandex NV - Cl. A *	9,000	194,130

INTERNET SOFTWARE & SERVICES - 9.6%
LinkedIn Corp. - Cl. A *	3,475	399,000
Qihoo 360 Technology Co Ltd. - ADR *	5,000	148,450
Zillow, Inc. - Cl. A *	7,500	208,123
		755,573
MISCELLANEOUS MANUFACTURING - 2.5%
Proto Labs, Inc. *	5,000	197,100

OIL & GAS - 3.4%
Alon USA Partners LP *	5,000	120,350
PBF Energy, Inc. *	5,000	145,250
		265,600
PROFESSIONAL SERVICES - 8.3%
Nielsen Holdings NV *	8,000	244,720
Verisk Analytics, Inc. - Cl. A *	8,000	408,000
		652,720
REAL ESTATE - 2.1%
Realogy Holdings Corp. *	4,000	167,840

REITS - 0.5%
Piedmont Office Realty Trust, Inc. - Cl. A	2,000	36,100

RETAILING - 3.5%
Bloomin' Brands, Inc. *	2,000	31,280
Francesca's Holdings Corp. *	7,000	181,720
GNC Holdings, Inc. - Cl. A	2,000	66,560
		279,560
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.8%
NXP Semiconductor NV *	2,500	65,925

SOFTWARE & SERVICES -13.0%
Demandware, Inc. *	5,000	136,600
Facebook, Inc. *	18,000	479,340
Infoblox, Inc. *	2,000	35,940
ServiceNow, Inc. *	6,000	180,180
Splunk, Inc. *	2,000	58,040
Workday, Inc. *	2,500	136,250
		1,026,350
The Global IPO Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2012 (Continued)

	Shares	Value
TELECOMMUNICATIONS - 3.4%
Ruckus Wireless, Inc. *	12,000	$ 270,360

TOTAL COMMON STOCK ( Cost - $6,731,055)		7,891,975

TOTAL INVESTMENTS - 100.1% ( Cost - $6,731,055) (a)		$ 7,891,975
LIABILITIES LESS OTHER ASSETS - (0.1) %		(3,707)
NET ASSETS - 100.0%		$ 7,888,268

* Non-income producing security.
ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a) Represents cost for financial reporting purposes.  The cost for Federal income tax purposes is $7,091,322. At December 31, 2012, net appreciation for all securities was $800,653.  This consists of aggregate gross unrealized appreciation of $956,860 and aggregate gross unrealized depreciation of $156,207.

The Global IPO Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2012 (Continued)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Security Valuation- The Funds securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2  Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3  Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valueing the asset or liability and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2012 for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 7,891,975	-	-	$ 7,891,975
Total	$ 7,891,975	-	-	$ 7,891,975
The Fund did not hold any Level 3 securities during the period. There were no transfers into and out of Level 1 and Level 2 during the current period presented.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Renaissance Capital Greenwich Funds

By (Signature and Title)

/s/ William K. Smith

William K. Smith, President

Date   2/28/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ William K. Smith

William K. Smith, President

Date

2/28/13

By (Signature and Title)

/s/ Kathleen S. Smith

Kathleen S. Smith, Treasurer

Date

2/28/13